Leases - Narrative (Details) $ in Thousands	1 Months Ended					3 Months Ended			12 Months Ended
	Oct. 31, 2021 USD ($) numberOfThirdParties numberOfContracts	Aug. 31, 2021	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2018	Dec. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2018 unit	Jun. 30, 2018
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease									$ 0	$ 160	$ 0
Lease incentive receivable							$ 1,200
Rental income (less than)						$ 100
Number of contracts | numberOfContracts	2
Number of third parties | numberOfThirdParties	2
Number of manufacturing properties | numberOfContracts	2
Lease payments to be received						$ 1,538			$ 1,538
Proceeds from deposits from customers	$ 127
Sublease, Lease Term One
Lessor, Lease, Description [Line Items]
Lease payments to be received	97
Sublease, Lease Term 2
Lessor, Lease, Description [Line Items]
Lease payments to be received	$ 109
Imperial (Forest House) Limited
Lessor, Lease, Description [Line Items]
Lease term (in years)						10 years			10 years	10 years
Gain (loss) on termination of lease							$ 1,300
Imperial (Forest House) Limited | Additional Space
Lessor, Lease, Description [Line Items]
Option to enter additional lease, period									15 months
MediaWorks Corporate Headquarters | Additional Space
Lessor, Lease, Description [Line Items]
Lease term (in years)		9 years 11 months
Operating lease rent free period		18 months
Leasehold improvements, gross						$ 3,000			$ 3,000	$ 6,700
Manufacturing Space in Enfield, United Kingdom
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease				$ 100
Lease termination fee expense				200
Manufacturing Space in Enfield, United Kingdom | Building
Lessor, Lease, Description [Line Items]
Lease term (in years)												15 years
Number of units (units) | unit												3
Leasehold Improvements											$ 4,100
Office Space in Rockville, Maryland
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease				2,000
Office Space in Rockville, Maryland | Building
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease								$ 200
Operating lease rent free period					5 years
Office And Manufacturing Space in Rockville, Maryland
Lessor, Lease, Description [Line Items]
Gain (loss) on termination of lease			$ 2,000
Gain on sale of leased right of use asset				$ 2,300
Impairment of leasehold									$ 2,400
Laboratory Space in White City, London | Building
Lessor, Lease, Description [Line Items]
Lease term (in years)													10 years